MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Marketable Securities [Line Items]
Fair value	$ 186,820		$ 84,209
Gross unrealized losses	(31)	[1]	(251)	[2]
Gross unrealized gains	672		10
Amortized cost	186,179		84,450
Continuous unrealized losses position for twelve months or longer	5		149
Corporate debentures [Member]
Marketable Securities [Line Items]
Fair value	105,582		77,538
Gross unrealized losses	(21)	[1]	(228)	[2]
Gross unrealized gains	651		8
Amortized cost	104,952		77,758
U.S. agencies debentures [Member]
Marketable Securities [Line Items]
Fair value	81,238		6,671
Gross unrealized losses	(10)	[1]	(23)	[2]
Gross unrealized gains	21		2
Amortized cost	$ 81,227		$ 6,692

[1]	Out of the unrealized losses, an amount of $5 has been in a continuous unrealized loss position for twelve months or longer.
[2]	Out of the unrealized losses, an amount of $149 has been in a continuous unrealized loss position for twelve months or longer.